Equity Accounted Investees	12 Months Ended
Dec. 31, 2020
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Equity Accounted Investees

		UNITED STATES DOLLAR
		2020	2019	2018
16.1	EQUITY ACCOUNTED INVESTEES
	Investment in joint ventures	233.3	172.0
(a)	Far Southeast Gold Resources Incorporated (“FSE”)	144.4	82.1
(b)	Asanko Gold	88.9	89.9
	Investment in associates	—	—
(c)	Maverix Metals Incorporated (“Maverix”) 1	—	—
(d)	Other associates	—	—

	Total equity accounted investees	233.3	172.0

	Share of results of equity accounted investees, net of taxation recognised in the consolidated income statement are made up as follows:
(a)	FSE	(1.6)	(1.4)	(12.9)
(b)	Asanko Gold - earnings	48.5	4.1	(1.1)
(b)	Asanko Gold - impairment	(49.5)	—	—
(c)	Maverix Metals Incorporated (“Maverix”) 1	—	0.4	0.9
(d)	Other associates	—	—	—

	Total share of results of equity investees, net of taxation	(2.6)	3.1	(13.1)

1	Maverix was derecognised as an associate on 9 May 2019.

(a)	FSE
Gold Fields interest in FSE, an unlisted entity incorporated in the Philippines, was 40% (2019: 40% and 2018: 40%) at 31 December 2020. Lepanto Consolidated Mining Company owns the remaining 60% shareholding in FSE.
A remaining 20% option is not currently exercisable until such time as FSE obtains a Foreign Technical Assistance Agreement (“FTAA”) which allows for direct majority foreign ownership and control.
FSE has a 31 December
year-end
and has been equity accounted since 1 April 2012. FSE’s equity accounting is based on results to 31 December 2020.
Investment in joint venture consists of:

	2020	2019
Unlisted shares at cost	230.0	230.0
Equity contribution	95.2	93.6
Cumulative impairment 1	(85.6)	(147.9)
Share of accumulated losses brought forward	(93.6)	(92.2)
Share of loss after taxation 2	(1.6)	(1.4)

Total investment in joint venture 3	144.4	82.1

1	Refer note 7 for details of impairment.
2	Gold Fields share of loss after taxation represents exploration and other costs, including work completed on a scoping study, which is fully funded by Gold Fields as part of their equity contribution.
3	FSE has no revenues or significant assets or liabilities. Assets included in FSE represent the rights to explore and eventually mine the FSE project.

(b)	Asanko Gold
The Asanko Gold joint venture entities comprise the following:

•	A 45% interest in Asanko Gold Ghana Limited (“AGGL”), incorporated in Ghana, which owns the Asanko Gold Mine. The Government of Ghana continues to retain a 10% free carried interest in AGGL;

•	A 50% interest in Adansi Gold Company Limited (“Adansi”), incorporated in Ghana; and

•	A 50% interest in Shika Group Finance Limited (“Shika”), incorporated in the Isle of Man.
Refer to note 15 for further information on the acquisition of this investment.
Gold Fields and Asanko have joint control and the Asanko operation is structured as a separate vehicle and the Group has a residual interest in the net assets of Asanko. Accordingly, the Group has classified its interest in Asanko as a joint venture.
Asanko has a 31 December
year-end
and has been equity accounted since 31 July 2018. Asanko’s equity accounting is based on results to 31 December 2020.
The following table summarises the financial information and the carrying amount of the Group’s interest in Asanko:
Investment in joint venture at cost conists of:

	2020	2019
Initial investment at cost	86.9	86.9
Share of accumulated profit/(losses) brought forward	3.0	(1.1)
Share of profit after taxation before impairment	48.5	4.1
Impairment 3	(49.5)	—

Carrying value at 31 December	88.9	89.9

The Group’s interest in the summarised financial statements of Asanko on a combined basis after fair value adjustments as determined at acquisition is as follows:

	2020	2019
Statement of financial position - Asanko
Non-current assets 1	392.9	474.6
Current assets 2	170.6	120.0
Non-current liabilities	(71.8)	(79.4)
Current liabilities	(109.7)	(62.2)

Net assets	382.0	453.0
Less: Shika redeemable preference shares	(196.4)	(271.4)

Net assets attributable to owners of the parent	185.6	181.6

Group’s share of net assets	88.9	89.9

Reconciled as follows:
Cash consideration paid	165.0	165.0
Less: Consideration allocated to the redeemable preference shares	(129.9)	(129.9)

Consideration paid for equity portion	35.1	35.1
Gain on acquisition	51.8	51.8
Share of accumulated losses brought forward	3.0	(1.1)
Share of profit after taxation before impairment	48.5	4.1
Impairment 3	(49.5)	—

Carrying amount of interest in joint venture	88.9	89.9

Income statement - Asanko
Revenue	418.1	341.0
Production costs	(222.5)	(199.2)
Depreciation and amortisation	(50.9)	(95.4)
Other expenses	(16.0)	(20.1)
Royalties	(20.9)	(17.2)

Profit for the year before impairment	107.8	9.1

Group’s share of profit before impairment	48.5	4.1
Group’s share of impairment 3	(49.5)	—

Group’s share of total comprehensive income after impairment	(1.0)	4.1

1	Includes impact of fair value adjustment, amounting to US$39.6 million, to property, plant and equipment of the Asanko Gold mine as determined at acquisition and impairment as discussed below.
2	Current assets includes cash and cash equivalents amounting of US$64.3 million (2019: US$43.7 million).
3
Following the identification of an impairment trigger during 2020, an impairment of US$49.5 million of the Asanko Gold Mine was recognised. Due to the re-evaluation
of the geological modelling by our JV partner, Galiano, Gold Fields is not in a position to provide a reserve and resource estimate for Asanko as at 31 December 2020. Taking this into consideration, management has modelled various scenarios for the Asanko Life of Mine (LOM) in order to determine their best estimates of the future cash flows of the Asanko gold mine. The various LoM scenario runs were undertaken in an attempt to model Asanko’s future cash flows in the absence of a revised Resource and Reserve at 31 December 2020. These scenarios are based on the pre-feasibility
study completed in 2019, in order to declare a Reserve at 31 December 2019, but were modified where appropriate to reflect prevailing circumstances.

(c)	Maverix Metals Incorporated (“Maverix”)
Gold Fields’ interest in Maverix, listed on the Toronto Stock Exchange, was nil% at 31 December 2020 and 2019.
On 23 December 2016, Gold Fields sold a portfolio of eleven producing and non-producing
royalties to Maverix in exchange for 42.85 million common shares and 10.0 million common share purchase warrants of Maverix, realising a profit on disposal of US$48.0 million.
In 2018, Maverix purchased a portfolio of royalties from Newmont (the “Transaction”). As part of the consideration for the Transaction, Maverix issued Newmont 60,000,000 common shares and 10,000,000 common share purchase warrants. The Transaction resulted in the dilution of Gold Fields’ interest in Maverix from 28% to 20% at 31 December 2018. The Transaction resulted in Gold Fields recognising a profit on the deemed disposal of its interest in Maverix of US$4.0 million.
In line with its key strategic objective of paying down its debt, Gold Fields Limited sold its shareholding in Maverix during the year ended 31 December 2019. The sale of the shares, processed through a series of private market transactions, raised US$66.8 million in cash. After the first transaction, Maverix no longer met the definition of an associate and it was reclassified as a listed investment and a profit on disposal of US$14.6 million was recognised comprising a profit on disposal of associate of US$33.8 million, partially offset by a loss on derecognition of the investment in Maverix designated at fair value through profit or loss of US$19.2 million.
Gold Fields retained 4,125,000 Maverix warrants, equivalent to a 3.68% interest in the company on a partially-diluted basis. The warrants are classified as derivative instruments and are included in investments (refer note 17).
Maverix has a 31 December
year-end
and was equity-accounted since 23 December 2016. Equity accounting for Maverix was based on the published results to 9 May 2019, being the date on which Maverix was derecognised as an associate.
Investment in associate consists of:

	Listed shares at cost	—	42.1
	Profit on dilution of Gold Fields’ interest in Maverix	—	4.0
	Transaction costs capitalised	—	0.3
	Share of accumulated profits brought forward	—	1.2
	Share of profit after taxation	—	0.4
	Derecognition of associate	—	(48.0)

	Investment in associate -Maverix	—	—

(d)	Other
	Investment in associate	—	—
	Rusoro Mining Limited (“Rusoro”) 1	—	—

1	Represents a holding of 25.7% (2019: 25.7%) in Rusoro.
The carrying value of Rusoro was written down to US$nil at 31 December 2010 due to losses incurred by the entity. The fair value, based on the quoted market price of the investment, in Rusoro at 31 December 2020 is US$4.4 million (2019: US$6.5 million).The unrecognised share of loss of Rusoro for the year amounted to US$5.0 million (2019: unrecognised shares of loss of US$4.2 million). The cumulative unrecognised share of losses of Rusoro at 31 December 2020 amounted to US$207.8 million (201
9
: US$202.8 million).
On 22 August 2016, the Arbitration Tribunal, operating under the Additional Facility Rules of the World Bank’s International Centre for the Settlement of Investment Disputes, awarded Rusoro damages of US$967.8 million plus pre and post-award interest which currently equates to in excess of US$1.2 billion in the arbitration brought by Rusoro against the Bolivarian Republic of Venezuela (“Venezuela”).
Venezuela has not complied with the arbitration award terms, which were issued on 22 August 2016. On 6 December 2017, Rusoro obtained a judgement against Venezuela in the Superior Court of Justice in Ontario, Canada, in excess of US$1.3 billion. The judgement, which was issued on default as a result of Venezuela’s failure to appear before the Ontario court, arised out of Rusoro’s ongoing dispute with Venezuela over the South American nation’s seizure of its gold mining properties in the country. The Canadian judgement, which confirmed an arbitration award issued in Rusoro’s favour in the same amount, was issued on 25 April 2017. Venezuela did not appeal or seek to vacate the judgement, and its time to do so expired.
Rusoro further filed a suit in the Supreme Court of the State of New York, seeking recognition of the Canadian judgement. Rusoro brought the New York lawsuit in addition to an action it filed in the U.S. District Court for the District of Columbia, which seeks recognition of and the entry of judgement on the original arbitration award. A favourable ruling from either the New York or D.C. court will entitle Rusoro to use all legal procedures – including broad discovery from both Venezuela and third parties – that U.S. law provides judgement creditors. Any judgement issued in New York will also accrue interest at 9% per annum until the judgement is fully paid. On 19 October 2018, Rusoro announced that it had reached a settlement agreement with Venezuela by which the Venezuela government agreed to pay Rusoro US$1.28 billion to acquire the company’s mining data and full release of the judgement issued in favour of the company. In a decision dated 29 January 2019, the Paris Court of Appeals partially annulled the arbitral award issued in favour of the Company in August 2016. Rusoro continues to vigorously pursue all available remedies to reinstate such award.
Management have not recognised this amount due to the uncertainty over its recoverability.

16.2	INTEREST IN JOINT OPERATION
On 13 December 2016, Gold Fields purchased 50% of the Gruyere Gold Project and entered into a 50:50 unincorporated joint operation with Gold Road Resources Limited (“Gold Road”) for the development and operation of the Gruyere Gold Project in Western Australia, which comprises the Gruyere gold deposit as well as additional resources including Central Bore and Attila/Alaric.
Gold Fields acquired 50% interest in the Gruyere Gold Project for a total purchase consideration of A$350.0 million payable in cash and a 1.5% royalty on Gold Fields’ share of production after total mine production exceeds 2 million ounces. The cash consideration is split with A$250.0 million payable on the effective date and A$100.0 million payable according to an agreed construction cash call schedule. Transaction costs of A$18.5 million (US$13.3 million) were incurred. Of the A$100.0 million payable, A$7.0 million was paid in 2016, A$78.0 million in 2017 and A$15.0 million in 2018.
The Gruyere project was successfully completed during 2019, with first gold produced in June 2019. Commercial levels of production were achieved at the end of September 2019.
Below is a summary of Gold Fields’ share of the joint operation and includes inter-company transactions and balances:

	2020		2019
Statement of financial position	US$	A$	US$	A$
Non current assets
Property, plant and equipment	648.6	843.0	623.0	887.6
Current assets	34.2	44.4	27.5	39.3
Cash and cash equivalents	7.3	9.5	6.5	9.3
Inventories	23.1	30.0	18.3	26.1
Other receivables	3.8	4.9	2.7	3.9

Total assets	682.8	887.4	650.5	926.9

Total equity
Retained earnings	38.5	50.1	(0.6)	(0.8)

Non current liabilities	162.8	211.6	147.3	209.9
Deferred taxation	60.7	78.9	50.2	71.6
Finance lease liabilities	81.7	106.2	79.4	113.1
Environmental rehabilitation costs	18.6	24.2	17.6	25.1
Long-term incentive plan	1.8	2.3	0.1	0.1
Current liabilities	481.5	625.7	503.8	717.8
Related entity loans payable	452.8	588.4	480.4	684.5
Trade and other payables	21.4	27.8	17.5	24.9
Current portion of finance lease liabilities	7.3	9.5	5.9	8.4

Total equity and liabilities	682.8	887.4	650.5	926.9